(LEUTHOLD CORE INVESTMENT FUND)

                               Semi-Annual Report
                                March 31,  2002

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31,  2002
(UNAUDITED)

ASSETS:
   Investments, at value
     (cost $134,039,232)                                          $140,432,866
   Cash                                                                 10,705
   Receivable for fund shares sold                                   1,362,325
   Interest receivable                                                 581,307
   Dividends receivable                                                 93,556
   Prepaid assets                                                       20,439
   Other assets                                                      1,024,767
                                                                  ------------
   Total Assets                                                    143,525,965
                                                                  ------------
LIABILITIES:
   Payable for fund shares purchased                                   222,677
   Payable to Adviser                                                  107,717
   Accrued expenses and other liabilities                               90,288
                                                                  ------------
   Total Liabilities                                                   420,682
                                                                  ------------
NET ASSETS                                                        $143,105,283
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $143,222,116
   Accumulated undistributed net
     investment income                                                  49,825
   Accumulated undistributed net
     realized loss on investments                                   (6,560,292)
   Net unrealized appreciation on investments                        6,393,634
                                                                  ------------
   Total Net Assets                                               $143,105,283
                                                                  ------------
                                                                  ------------
   Shares outstanding (250,000,000
     shares of $.0001 par value authorized)                         12,293,401
   Net Asset Value, Redemption Price
     and Offering Price Per Share                                       $11.64
                                                                        ------
                                                                        ------

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1,  2001 THROUGH
  MARCH 31,  2002 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of foreign
     taxes withheld of $736)                                       $   905,889
   Interest income                                                   1,328,723
                                                                   -----------
   Total investment income                                           2,234,612
                                                                   -----------
EXPENSES:
   Investment advisory fee                                             593,308
   Administration fee                                                   50,522
   Transfer agent fees and expenses                                     34,054
   Professional fees                                                    24,680
   Fund accounting fees and expenses                                    24,322
   Custody fees                                                         20,583
   Shareholder servicing fees and expenses                              19,777
   Federal and state registration                                       15,298
   Reports to shareholders                                               8,070
   Directors' fees and expenses                                          6,772
   Other                                                                 4,822
                                                                   -----------
   Total expenses before dividends
     on short positions                                                802,208
   Dividends on short positions                                          6,763
                                                                   -----------
   Total expenses                                                      808,971
                                                                   -----------
NET INVESTMENT INCOME                                                1,425,641
                                                                   -----------
REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS:
   Net realized gain (loss) on:
       Investments                                                  (4,738,636)
       Short positions                                                (661,032)
       Foreign currency                                                 64,516
   Change in unrealized
     appreciation on:
       Investments                                                  13,010,583
       Foreign currency                                                  4,850
                                                                   -----------
   Net realized and unrealized
     gains on investments                                            7,680,281
                                                                   -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $ 9,105,922
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                          OCTOBER 1, 2001           YEAR
                                              THROUGH               ENDED
                                           MARCH 31, 2002    SEPTEMBER 30, 2001
                                           --------------    ------------------
                                            (UNAUDITED)
OPERATIONS:
   Net investment income                   $  1,425,641         $  3,633,895
   Net realized gain (loss) on investments   (5,335,152)             173,329
   Change in unrealized
     appreciation (depreciation)             13,015,433          (15,346,194)
                                           ------------         ------------
   Net increase (decrease) in
     net assets from operations               9,105,922          (11,538,970)
                                           ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                (1,384,056)          (3,668,949)
   From net realized gains                            -           (5,267,310)
                                           ------------         ------------
   Total distributions                       (1,384,056)          (8,936,259)
                                           ------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                 45,481,537          111,777,389
   Proceeds from shares issued to holders
     in reinvestment of dividends             1,270,463            8,261,295
   Cost of shares redeemed                  (28,081,298)         (69,925,391)
                                           ------------         ------------
   Net increase in net assets from capital
     share transactions                      18,670,702           50,113,293
                                           ------------         ------------
TOTAL INCREASE IN NET ASSETS:                26,392,568           29,638,064

NET ASSETS
   Beginning of period                      116,712,715           87,074,651
                                           ------------         ------------
   End of period (including undistributed
     net investment income of $49,825
     and $0, respectively)                 $143,105,283         $116,712,715
                                           ------------         ------------
                                           ------------         ------------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                     OCTOBER 1, 2001                           YEAR ENDED SEPTEMBER 30,
                                         THROUGH            -------------------------------------------------------------
                                      MARCH 31, 2002        2001          2000          1999           1998           1997
                                      --------------        ----          ----          ----           ----           ----
                                       (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                     $10.92           $12.74        $11.12        $11.97         $11.17         $10.18
Income (loss) from
  investment operations:
     Net investment income(1)<F1>           0.12             0.38          0.52          0.45           0.40           0.44
     Net realized and unrealized
       gains (losses) on investments        0.72            (1.09)         1.75          0.28           1.16           1.32
                                          ------           ------        ------        ------         ------         ------
     Total from investment
       operations                           0.84            (0.71)         2.27          0.73           1.56           1.76
                                          ------           ------        ------        ------         ------         ------
Less distributions:
     From net investment income            (0.12)           (0.37)        (0.51)        (0.44)         (0.40)         (0.46)
     In excess of net
       investment income                      --            (0.01)           --            --             --          (0.05)
     From net realized gains                  --            (0.73)        (0.14)        (1.14)         (0.36)         (0.26)
                                          ------           ------        ------        ------         ------         ------
     Total distributions                   (0.12)           (1.11)        (0.65)        (1.58)         (0.76)         (0.77)
                                          ------           ------        ------        ------         ------         ------
Net asset value, end of period            $11.64           $10.92        $12.74        $11.12         $11.97         $11.17
                                          ------           ------        ------        ------         ------         ------
                                          ------           ------        ------        ------         ------         ------
Total return                               7.70%(2)<F2>    -6.16%        20.98%         6.59%         14.45%         17.96%

Supplemental data and ratios:
     Net assets,
       end of period                $143,105,283     $116,712,715   $87,074,651   $58,420,532    $46,267,018    $30,560,181
Ratio of expenses to
  average net assets:
     Before expense
       reimbursement                       1.23%(3)(4)      1.25%(4)      1.36%(4)      1.42%(4)       1.41%          1.47%
                                               <F3><F4>          <F4>          <F4>          <F4>
     After expense
       reimbursement                       1.23%(3)(4)      1.25%(4)      1.35%(4)      1.35%(4)       1.25%          1.25%
                                               <F3><F4>          <F4>          <F4>          <F4>
Ratio of net investment
   income to average net assets:
     Before expense
       reimbursement                       2.15%(3)(5)      3.00%(5)      4.53%(5)      3.93%(5)       3.50%          4.05%
                                               <F3><F5>          <F5>          <F5>          <F5>
     After expense
       reimbursement                       2.15%(3)(5)      3.00%(5)      4.54%(5)      4.00%(5)       3.66%          4.27%
                                               <F3><F5>          <F5>          <F5>          <F5>
     Portfolio turnover rate              73.82%(6)       122.21%(6)    129.74%(6)    159.02%(6)      73.43%         35.62%
                                                <F6>             <F6>          <F6>          <F6>

(1)<F1> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F2> Not annualized.
(3)<F3> Annualized.
(4)<F4> The operating expense ratios include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.22% and 1.22%, respectively, for the the six months ended March 31, 2002, 1.24% and 1.24%, respectively, for the year ended September 30, 2001, 1.26% and 1.25%, respectively, for the year ended September 30, 2000 and 1.32% and 1.25%, respectively, for the year ended September 30, 1999.
(5)<F5> The net investment income ratios include dividends on short positions.
(6)<F6> The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31,  2002
(UNAUDITED)

  NUMBER                                                             MARKET
OF SHARES                                                             VALUE
---------                                                            ------
             COMMON STOCKS    52.88%+<F9>

             AIR FREIGHT & COURIERS    4.28%+<F9>
    60,200   Airborne, Inc.                                       $  1,052,898
    24,300   Expeditors International
               of Washington, Inc.                                   1,482,300
    28,500   FedEx Corp.*<F7>                                        1,655,850
    12,100   Forward Air Corporation*<F7>                              382,965
    25,400   United Parcel Service, Inc.                             1,544,320
                                                                  ------------
                                                                     6,118,333
                                                                  ------------

             APPLICATION SOFTWARE    5.34%+<F9>
    14,100   Advent Software, Inc.*<F7>                                834,156
    22,400   Autodesk, Inc.                                          1,045,856
    31,100   Cadence Design
               Systems, Inc.*<F7>                                      703,171
     8,900   Catapult Communications
               Corporation*<F7>                                        224,636
    64,000   Compuware Corporation*<F7>                                826,240
    14,800   FileNET Corporation*<F7>                                  252,932
    18,200   Intuit Inc.*<F7>                                          698,152
    30,600   Jack Henry &
               Associates, Inc.                                        678,708
    36,500   Mentor Graphics
               Corporation*<F7>                                        771,610
    22,200   RSA Security Inc.*<F7>                                    199,800
    15,500   Synopsys, Inc.*<F7>                                       854,980
    31,400   Verity, Inc.*<F7>                                         555,152
                                                                  ------------
                                                                     7,645,393
                                                                  ------------

             AUTO PARTS & EQUIPMENT    3.59%+<F9>
    15,400   Autoliv, Inc.                                             373,296
    17,900   BorgWarner, Inc.                                        1,126,268
    68,300   Delphi Corporation                                      1,092,117
    42,100   Federal Signal Corporation                                998,612
     8,200   Johnson Controls, Inc.                                    724,142
     8,000   Superior Industries
               International, Inc.                                     390,240
    31,400   Tower Automotive, Inc.*<F7>                               439,286
                                                                  ------------
                                                                     5,143,961
                                                                  ------------

             BIOTECHNOLOGY    6.11%+<F9>
    14,800   Amgen Inc.*<F7>                                           883,264
    16,200   Genentech, Inc.*<F7>                                      817,290
    34,000   Gilead Sciences, Inc.*<F7>                              1,223,660
    16,100   Human Genome
               Sciences, Inc.*<F7>                                     350,819
    37,900   Immunex Corporation*<F7>                                1,146,854
    57,000   Incyte Genomics, Inc.*<F7>                                678,300
    22,400   Merck & Co. Inc.                                        1,289,792
    35,900   Millennium
               Pharmaceuticals, Inc.*<F7>                              800,929
    29,200   Protein Design Labs, Inc.*<F7>                            500,196
    19,500   Sepracor Inc.*<F7>                                        378,300
    15,500   Transkaryotic
               Therapies, Inc.*<F7>                                    667,275
                                                                    __________
                                                                     8,736,679
                                                                    __________
             COMPUTERS &
               ELECTRONICS RETAIL    2.73%+<F9>
    27,300   Best Buy Co., Inc.*<F7>                                 2,162,160
    14,200   CDW Computer
               Centers, Inc.*<F7>                                      714,828
    37,100   Circuit City Stores-Circuit
               City Group                                              669,284
    18,633   Tweeter Home
               Entertainment Group, Inc.*<F7>                          364,275
                                                                  ------------
                                                                     3,910,547
                                                                  ------------

             EMPLOYMENT
               SERVICES    5.44%+<F9>
    33,900   Administaff, Inc.*<F7>                                    936,657
    17,000   CDI Corp.*<F7>                                            390,150
    45,700   Heidrick & Struggles
               International, Inc.*<F7>                                950,560
    17,300   Kelly Services, Inc.                                      488,379
    46,900   Labor Ready, Inc.*<F7>                                    365,820
    45,000   Manpower Inc.                                           1,749,600
    50,300   MPS Group, Inc.*<F7>                                      440,125
    18,400   On Assignment, Inc.*<F7>                                  329,360
    57,800   Robert Half
               International Inc.*<F7>                               1,706,256
    38,800   Spherion Corporation*<F7>                                 428,740
                                                                  ------------
                                                                     7,785,647
                                                                  ------------

             ENVIRONMENTAL
               SERVICES    4.42%+<F9>
   111,300   Allied Waste Industries, Inc.*<F7>                      1,446,900
    95,800   Republic Services, Inc.*<F7>                            1,789,544
    34,341   Stericycle, Inc.*<F7>                                   2,148,407
    27,873   Waste Connections, Inc.*<F7>                              934,024
                                                                  ------------
                                                                     6,318,875
                                                                  ------------

             LIFE & HEALTH
               INSURANCE    0.98%+<F9>
    50,340   UnumProvident Corporation                               1,405,996
                                                                  ------------

             OFFICE ELECTRONICS    5.82%+<F9>
    67,300   CANON INC.                                              2,500,195
    21,030   Global Imaging Systems, Inc.*<F7>                         386,952
   169,640   IKON Office Solutions, Inc.                             1,988,181
   255,707   Xerox Corporation*<F7>                                  2,748,850
    13,100   Zebra Technologies
               Corporation*<F7>                                        708,579
                                                                  ------------
                                                                     8,332,757
                                                                  ------------

             OIL & GAS REFINING, EXTRACTING
               & MARKETING    1.33%+<F9>
    61,700   Parker Drilling Company*<F7>                              273,331
    40,859   Sunoco, Inc.                                            1,634,769
                                                                  ------------
                                                                     1,908,100
                                                                  ------------

             RESTAURANTS    4.20%+<F9>
    20,100   Applebee's International, Inc.                            729,630
    22,800   Brinker International, Inc.*<F7>                          738,948
    24,100   CBRL Group, Inc.                                          686,127
    18,900   Darden Restaurants, Inc.                                  767,151
    39,000   Lone Star Steakhouse
               & Saloon, Inc.                                          814,710
     6,200   Panera Bread Company*<F7>                                 395,002
     7,800   P.F. Chang's China Bistro, Inc.*<F7>                      519,714
    15,300   Ruby Tuesday, Inc.                                        355,725
    42,800   Starbucks Corporation*<F7>                                989,964
                                                                  ------------
                                                                     5,996,971
                                                                  ------------

             SEMICONDUCTOR
               EQUIPMENT    2.24%+<F9>
    48,300   KLA-Tencor Corporation*<F7>                             3,211,950
                                                                  ------------

             SPECIALTY STORES    5.32%+<F9>
    65,700   Foot Locker, Inc.                                       1,063,026
    29,400   Group 1 Automotive, Inc.*<F7>                           1,148,070
    21,100   Hancock Fabrics, Inc.                                     380,855
    38,100   Linens ' n Things, Inc.*<F7>                            1,163,193
    56,400   Office Depot, Inc.*<F7>                                 1,119,540
    54,700   Pier 1 Imports, Inc.                                    1,126,273
    42,300   Regis Corporation                                       1,187,784
     8,400   Rent-A-Center, Inc.*<F7>                                  429,156
                                                                  ------------
                                                                     7,617,897
                                                                  ------------

             UNDERVALUED AND
               UNLOVED+<F10>    1.08%+<F9>
    81,200   Hibernia Corporation                                    1,550,920
                                                                  ------------
             Total Common Stocks
               (Cost $71,400,637)                                   75,684,026
                                                                  ------------
             INVESTMENT
               COMPANIES    17.45%

             EMERGING COUNTRY FUNDS    7.24%+<F9>

             ASIA    5.46%+<F9>
    65,500   Asia Pacific Fund, Inc.*<F7>                              662,860
    76,400   Asia Tigers Fund, Inc.*<F7>                               638,704
    40,999   China Fund, Inc.                                          579,316
    26,400   Fidelity Advisor
               Emerging Asia Fund*<F7>                                 320,232
    41,100   First Philippine Fund*<F7>                                134,397
   117,400   Greater China Fund, Inc.                                1,172,826
    47,900   iShares MSCI Malaysia
               (Free) Index Fund                                       283,568
    90,800   iShares MSCI Singapore
               (Free) Index Fund                                       514,836
    81,700   Korea Fund, Inc.                                        1,445,273
   102,000   Morgan Stanley
               Asia-Pacific Fund, Inc.*<F7>                            867,000
    29,600   Scudder New Asia Fund, Inc.                               284,160
    40,900   Taiwan Fund, Inc.*<F7>                                    546,424
    40,400   Templeton China
               World Fund, Inc.                                        366,832
                                                                  ------------
                                                                     7,816,428
                                                                  ------------

             INDIA/PAKISTAN    0.66%+<F9>
    52,500   India Fund, Inc.                                          548,625
    47,600   Jardine Fleming
               India Fund*<F7>                                         390,320
                                                                  ------------
                                                                       938,945
                                                                  ------------

             LATIN AMERICA    1.12%+<F9>
    34,300   Brazil Fund, Inc.                                         569,380
    52,600   The Mexico Fund, Inc.                                   1,036,220
                                                                  ------------
                                                                     1,605,600
                                                                  ------------

             HIGH YIELD BOND FUNDS    10.21%+<F9>
   628,252   Federated High Yield Trust                              3,706,688
   485,682   Northeast Investors Trust                               3,705,758
   515,482   OFFIT High
               Yield Fund                                            3,773,328
   440,492   Strong High-Yield
               Bond Fund                                             3,418,217
                                                                  ------------
                                                                    14,603,991
                                                                  ------------
             Total Investment
               Companies
               (Cost $23,924,245)                                   24,964,964
                                                                  ------------

PRINCIPAL                                                             MARKET
  AMOUNT                                                              VALUE
---------                                                             ------
             FIXED INCOME
               SECURITIES    21.20%+<F9>

             CORPORATE BONDS    21.20%+<F9>
$3,896,000   American General Finance,
               8.500%, 7/1/2030                                      4,469,826
 2,002,000   American Re Corp.,
               7.450%, 12/15/2026                                    2,086,590
 2,807,000   Aon Capital Trust,
               8.205%, 1/1/2027                                      2,703,503
 2,082,000   Coca-Cola Enterprises,
               6.950%, 11/15/2026                                    2,069,312
 2,000,000   Daimler Chrysler,
               8.500%, 1/18/2031                                     2,145,776
 1,845,000   Deere & Co., 8.100%,
               5/15/2030                                             1,984,209
 4,000,000   Ford Motor Company,
               7.450%, 07/16/2031                                    3,617,408
 1,250,000   General Electric
               Global Insurance,
               7.000%, 2/15/2026                                     1,219,617
 1,370,000   GE Global
               Insurance Holding,
               6.450%, 5/01/2019                                     1,297,116
 2,445,000   MMI Capital Trust,
               7.625%, 12/15/2027                                    2,191,341
 2,051,000   Nationsbank Corporation,
               6.800%, 3/15/2028                                     1,960,055
 2,220,000   Northern Illinois Gas,
               6.580%, 2/15/2028                                     2,119,234
 2,578,000   Sears Roebuck,
               6.875%, 10/15/2017                                    2,475,767
                                                                  ------------
                                                                    30,339,754
                                                                  ------------
             Total Fixed
               Income Securities
               (Cost $29,270,228)                                   30,339,754
                                                                  ------------

             SHORT-TERM
               INVESTMENTS    6.60%+<F9>

             VARIABLE DEMAND NOTES    6.60%+<F9>
 2,191,318   American Family Financial
               Services, Inc., 1.5027%, #<F8>                        2,191,318
 6,630,295   Firstar Bank, 1.6588%, #<F8>                            6,630,295
   100,000   Wisconsin Corporate Central
               Credit Union, 1.5788%, #<F8>                            100,000
   522,509   Wisconsin Electric Power
               Company, 1.5026%, #<F8>                                 522,509
                                                                  ------------
                                                                     9,444,122
                                                                  ------------
             Total Short-Term
               Investments
               (Cost $9,444,122)                                     9,444,122
                                                                  ------------
             TOTAL INVESTMENTS
               98.13%+<F9>
               (COST $134,039,232)                                $140,432,866
                                                                  ------------
                                                                  ------------

  *<F7>   Non-income producing security.
  #<F8>   Variable rate security.  The rates listed are as of 3/31/02.
  +<F9>   Calculated as a percentage of net assets.
 +<F10> To qualify as an Undervalued and Unloved security, six of the following seven criteria must be met: 1) Price to book ratio less than 2.0x; 2) S&P rating minimum of B-; 3) Cash to market capitalization ratio of at least 10%; 4) Indicated dividend yield of at least 3.0%;
          5) Total long-term debt to market capitalization ratio of less than 50%; 6) Price to normalized earnings ratio less than 12.0x and 7) Price to cash flow ratio less than 80% of S&P 500 cash flow ratio.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Leuthold Core Investment Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is to seek total return consistent with prudent investment risk over the long term. The Fund commenced operations on November 20, 1995.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services.
          Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. There were no short positions open as of March 31, 2002.

     f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE  TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                     SIX MONTHS ENDED        YEAR ENDED
                                      MARCH 31, 2002       SEPT. 30, 2001
                                      --------------       --------------
     Shares sold                         3,938,669           8,815,796
     Shares issued to
       holders in
       reinvestment
       of dividends                        109,713             687,767
     Shares redeemed                    (2,440,873)         (5,651,279)
                                         ---------           ---------
     Net increase                        1,607,509           3,852,284
                                         ---------           ---------
                                         ---------           ---------

3.   INVESTMENT  TRANSACTIONS

     Purchases and sales of investments, other than short-term investments, for the six months ended March 31, 2002 were as follows:

               PURCHASES                               SALES
      --------------------------             --------------------------
         U.S.                                   U.S.
      GOVERNMENT           OTHER             GOVERNMENT           OTHER
      ----------           -----             ----------           -----
          $0            $101,006,559             $0            $89,505,679

     At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                      $11,920,004
     Depreciation                       (5,526,370)
                                       -----------
     Net appreciation on
       investments                     $ 6,393,634
                                       -----------
                                       -----------

     At March 31, 2002, the cost of investments for federal income tax purposes was $134,039,232.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

     For the six months ended March 31, 2002, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $324,088 of brokerage commissions.

(LEUTHOLD CORE INVESTMENT FUND)

INVESTMENT ADVISER:
     Leuthold Weeden Capital
         Management, LLC,  Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
     U.S. Bancorp Fund Services, LLC,
         Wisconsin

CUSTODIAN:
     U.S. Bank, N.A., Ohio

COUNSEL:
     Foley & Lardner,  Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
     Ernst & Young LLP,  Minnesota

This report is authorized for distribution only when preceded or accompanied by a current prospectus.